Account Balances of Variable Annuity Contract with Death or Living Benefit Guarantees Invested in Separate Account Investment Options (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Insurance Reserves [Line Items]
Separate account investment	$ 7,012	$ 7,140
Balanced funds
Insurance Reserves [Line Items]
Separate account investment	4,264	4,193
Equity funds
Insurance Reserves [Line Items]
Separate account investment	1,497	1,118
Bond funds
Insurance Reserves [Line Items]
Separate account investment	1,069	1,631
Money market funds
Insurance Reserves [Line Items]
Separate account investment	175	140
Other funds
Insurance Reserves [Line Items]
Separate account investment	$ 7	$ 58